Related party balances and transactions (Related party transactions) (Procurement of goods and receiving services) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Huaneng Group
Disclosure of transactions between related parties [line items]
Other purchases	¥ 499	¥ 415	¥ 570
Subsidiaries of Huaneng Group [member]
Disclosure of transactions between related parties [line items]
Other purchases	42,991	51,240	46,627
Technical services and engineering contracting services	2,206,084	1,445,088	1,776,442
Purchase of coal and transportation services	78,459,308	35,412,425	32,623,831
Purchase of equipment	571,014	378,382	52,802
Purchase of heat	56,677	45,520	61,080
Joint ventures where entity is venturer [member]
Disclosure of transactions between related parties [line items]
Purchase of coal and transportation services	624,477	522,570	835,462
Entrusting other parties for power generation		23,611
Associates of the Group [member]
Disclosure of transactions between related parties [line items]
Other purchases			529
Purchase of coal and transportation services	¥ 18,040	204,419	181,479
Purchase of equipment		¥ 27,241	¥ 38,387